Document And Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document And Entity Information [Abstract]
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	NATIONAL GRID PLC
Entity Central Index Key	0001004315
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	3,780,237,016
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Accounting Standard	IFRS
Amendment Flag	false
Entity Shell Company	false